Prepaid Forward Gold Contract Liability (Details) - Schedule of royalties, upside participation and interest payable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Royalties Upside Participation And Interest Payable [Abstract]
Royalties payable	$ 625,370	$ 585,536	$ 403,388
Royalties withholding payable	32,917	30,820	23,396
Upside participation payable		2,226,735	1,550,849
Accrued interest, prepaid forward gold contract	$ 925,358	640,742	120,989
Subtotal		$ 3,483,833	$ 2,098,622